Nature of Business and Basis of Presentation - Common and Preferred Stock (Details) - $ / shares	Oct. 13, 2024	Apr. 28, 2024	Dec. 29, 2023	Dec. 28, 2023	Apr. 30, 2023
Class of Stock [Line Items]
Common stock, shares authorized	430,000,000	430,000,000			430,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued (in shares)	40,087,785	40,087,785		17,422,009	11,422,476
Common stock, shares outstanding (in shares)	40,087,785	40,087,785	39,918,036	17,422,009	11,422,476
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0	0		11,089,695
Preferred stock, shares outstanding (in shares)	0	0		11,089,695
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	400,000,000	400,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	40,087,785	40,087,785
Common stock, shares outstanding (in shares)	40,087,785	40,087,785
Class B-1 Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0
Class B-2 Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0
Class B-3 Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	10,000,000	10,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	0	0
Common stock, shares outstanding (in shares)	0	0